Schedule of Share Options Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares ₪ / shares	Dec. 31, 2023 shares ₪ / shares	Dec. 31, 2022 shares ₪ / shares
Notes and other explanatory information [abstract]
Number of options, share options at beginning of year | shares	3,019,831	3,402,113	2,257,753
Weighted average exercise price, share options at beginning of year | ₪ / shares	₪ 11.59	₪ 11.44	₪ 17.06
Number of options, share options which were granted during the year | shares	143,557		1,344,068
Weighted average exercise price, share options which were granted during the year | ₪ / shares	₪ 8.96		₪ 20.25
Number of options, share options which were forfeited during the year | shares	54,040	278,491	128,438
Weighted average exercise price, share options which were forfeited during the year | ₪ / shares	₪ 17.71	₪ 15.24	₪ 6.90
Number of options, share options which expired during the year | shares	325,836	103,791	71,270
Weighted average exercise price, share options which expired during the year | ₪ / shares	₪ 72.88	₪ 6.87	₪ 4.84
Number of options, share options which were exercised during the year | shares
Weighted average exercise price, share options which were exercised during the year | ₪ / shares
Number of options, share options at end of year | shares	2,783,512	3,019,831	3,402,113
Weighted average exercise price, share options at end of year | ₪ / shares	₪ 11.28	₪ 11.59	₪ 11.44
Number of options, exercisable share options at year end | shares	2,413,662	2,386,907	1,923,260
Weighted average exercise price, exercisable share options at year end | ₪ / shares	₪ 9.97	₪ 9.14	₪ 6.86